Distribution Date:	10/13/21	DBJPM 2016-C1 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
			-
Supplemental Notes	27
			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	23312LAN8	1.676000%	28,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312LAP3	2.691000%	35,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312LAQ1	3.038000%	46,052,000.00	41,802,051.07	766,448.10	105,828.86	0.00	0.00	872,276.96	41,035,602.97	33.81%	30.00%
A-3A	23312LAR9	3.015000%	140,000,000.00	124,763,456.12	0.00	313,468.18	0.00	0.00	313,468.18	124,763,456.12	33.81%	30.00%
A-3B	23312LAA6	3.015000%	75,000,000.00	66,837,565.78	0.00	167,929.38	0.00	0.00	167,929.38	66,837,565.78	33.81%	30.00%
A-4	23312LAS7	3.276000%	247,714,000.00	247,714,000.00	0.00	676,259.22	0.00	0.00	676,259.22	247,714,000.00	33.81%	30.00%
A-M	23312LAT5	3.539000%	64,420,000.00	64,420,000.00	0.00	189,985.32	0.00	0.00	189,985.32	64,420,000.00	24.94%	22.13%
B	23312LAU2	4.195000%	50,105,000.00	50,105,000.00	0.00	175,158.73	0.00	0.00	175,158.73	50,105,000.00	18.03%	16.00%
C	23312LAV0	3.327266%	35,789,000.00	35,789,000.00	0.00	99,232.94	0.00	0.00	99,232.94	35,789,000.00	13.10%	11.63%
D	23312LAG3	3.327266%	38,856,000.00	38,856,000.00	0.00	107,736.88	0.00	0.00	107,736.88	38,856,000.00	7.75%	6.88%
E	23312LAH1	3.250000%	17,384,000.00	17,384,000.00	0.00	47,081.67	0.00	0.00	47,081.67	17,384,000.00	5.35%	4.75%
F	23312LAJ7	3.250000%	8,180,000.00	8,180,000.00	0.00	8,105.59	0.00	0.00	8,105.59	8,180,000.00	4.23%	3.75%
G*	23312LAK4	3.250000%	8,180,000.00	8,180,000.00	0.00	0.00	0.00	0.00	0.00	8,180,000.00	3.10%	2.75%
H	23312LAL2	3.250000%	22,496,828.00	22,496,828.00	0.00	0.00	0.00	0.00	0.00	22,496,828.00	0.00%	0.00%
R	23312LAM0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,034,828.00	726,527,900.97	766,448.10	1,890,786.77	0.00	0.00	2,657,234.87	725,761,452.87

Notional Certificates
X-A	23312LAW8	1.380114%	637,044,000.00	545,537,072.97	0.00	627,419.34	0.00	0.00	627,419.34	544,770,624.87
X-B	23312LAB4	0.743820%	85,894,000.00	85,894,000.00	0.00	53,241.41	0.00	0.00	53,241.41	85,894,000.00
X-C	23312LAC2	1.250000%	38,856,000.00	38,856,000.00	0.00	40,475.00	0.00	0.00	40,475.00	38,856,000.00
X-D	23312LAD0	1.327266%	17,384,000.00	17,384,000.00	0.00	19,227.66	0.00	0.00	19,227.66	17,384,000.00
X-E	23312LAE8	1.327266%	16,360,000.00	16,360,000.00	0.00	18,095.06	0.00	0.00	18,095.06	16,360,000.00
X-F	23312LAF5	1.327266%	22,496,828.00	22,496,828.00	0.00	24,882.73	0.00	0.00	24,882.73	22,496,828.00
Notional SubTotal			818,034,828.00	726,527,900.97	0.00	783,341.20	0.00	0.00	783,341.20	725,761,452.87

Deal Distribution Total					766,448.10	2,674,127.97	0.00	0.00	3,440,576.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312LAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312LAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312LAQ1	907.71412903	16.64310128	2.29802962	0.00000000	0.00000000	0.00000000	0.00000000	18.94113090	891.07102775
A-3A	23312LAR9	891.16754371	0.00000000	2.23905843	0.00000000	0.00000000	0.00000000	0.00000000	2.23905843	891.16754371
A-3B	23312LAA6	891.16754373	0.00000000	2.23905840	0.00000000	0.00000000	0.00000000	0.00000000	2.23905840	891.16754373
A-4	23312LAS7	1,000.00000000	0.00000000	2.73000000	0.00000000	0.00000000	0.00000000	0.00000000	2.73000000	1,000.00000000
A-M	23312LAT5	1,000.00000000	0.00000000	2.94916672	0.00000000	0.00000000	0.00000000	0.00000000	2.94916672	1,000.00000000
B	23312LAU2	1,000.00000000	0.00000000	3.49583335	0.00000000	0.00000000	0.00000000	0.00000000	3.49583335	1,000.00000000
C	23312LAV0	1,000.00000000	0.00000000	2.77272179	0.00000000	0.00000000	0.00000000	0.00000000	2.77272179	1,000.00000000
D	23312LAG3	1,000.00000000	0.00000000	2.77272184	0.00000000	0.00000000	0.00000000	0.00000000	2.77272184	1,000.00000000
E	23312LAH1	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
F	23312LAJ7	1,000.00000000	0.00000000	0.99090342	1.71742910	15.26726161	0.00000000	0.00000000	0.99090342	1,000.00000000
G	23312LAK4	1,000.00000000	0.00000000	0.00000000	2.70833374	18.95833619	0.00000000	0.00000000	0.00000000	1,000.00000000
H	23312LAL2	1,000.00000000	0.00000000	0.00000000	2.70833337	31.02533788	0.00000000	0.00000000	0.00000000	1,000.00000000
R	23312LAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312LAW8	856.35697530	0.00000000	0.98489169	0.00000000	0.00000000	0.00000000	0.00000000	0.98489169	855.15384317
X-B	23312LAB4	1,000.00000000	0.00000000	0.61985016	0.00000000	0.00000000	0.00000000	0.00000000	0.61985016	1,000.00000000
X-C	23312LAC2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-D	23312LAD0	1,000.00000000	0.00000000	1.10605499	0.00000000	0.00000000	0.00000000	0.00000000	1.10605499	1,000.00000000
X-E	23312LAE8	1,000.00000000	0.00000000	1.10605501	0.00000000	0.00000000	0.00000000	0.00000000	1.10605501	1,000.00000000
X-F	23312LAF5	1,000.00000000	0.00000000	1.10605504	0.00000000	0.00000000	0.00000000	0.00000000	1.10605504	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	105,828.86	0.00	105,828.86	0.00	0.00	0.00	105,828.86	0.00
A-3A	09/01/21 - 09/30/21	30	0.00	313,468.18	0.00	313,468.18	0.00	0.00	0.00	313,468.18	0.00
A-3B	09/01/21 - 09/30/21	30	0.00	167,929.38	0.00	167,929.38	0.00	0.00	0.00	167,929.38	0.00
A-4	09/01/21 - 09/30/21	30	0.00	676,259.22	0.00	676,259.22	0.00	0.00	0.00	676,259.22	0.00
X-A	09/01/21 - 09/30/21	30	0.00	627,419.34	0.00	627,419.34	0.00	0.00	0.00	627,419.34	0.00
X-B	09/01/21 - 09/30/21	30	0.00	53,241.41	0.00	53,241.41	0.00	0.00	0.00	53,241.41	0.00
X-C	09/01/21 - 09/30/21	30	0.00	40,475.00	0.00	40,475.00	0.00	0.00	0.00	40,475.00	0.00
X-D	09/01/21 - 09/30/21	30	0.00	19,227.66	0.00	19,227.66	0.00	0.00	0.00	19,227.66	0.00
X-E	09/01/21 - 09/30/21	30	0.00	18,095.06	0.00	18,095.06	0.00	0.00	0.00	18,095.06	0.00
X-F	09/01/21 - 09/30/21	30	0.00	24,882.73	0.00	24,882.73	0.00	0.00	0.00	24,882.73	0.00
A-M	09/01/21 - 09/30/21	30	0.00	189,985.32	0.00	189,985.32	0.00	0.00	0.00	189,985.32	0.00
B	09/01/21 - 09/30/21	30	0.00	175,158.73	0.00	175,158.73	0.00	0.00	0.00	175,158.73	0.00
C	09/01/21 - 09/30/21	30	0.00	99,232.94	0.00	99,232.94	0.00	0.00	0.00	99,232.94	0.00
D	09/01/21 - 09/30/21	30	0.00	107,736.88	0.00	107,736.88	0.00	0.00	0.00	107,736.88	0.00
E	09/01/21 - 09/30/21	30	0.00	47,081.67	0.00	47,081.67	0.00	0.00	0.00	47,081.67	0.00
F	09/01/21 - 09/30/21	30	110,837.63	22,154.17	0.00	22,154.17	14,048.57	0.00	0.00	8,105.59	124,886.20
G	09/01/21 - 09/30/21	30	132,925.02	22,154.17	0.00	22,154.17	22,154.17	0.00	0.00	0.00	155,079.19
H	09/01/21 - 09/30/21	30	637,042.78	60,928.91	0.00	60,928.91	60,928.91	0.00	0.00	0.00	697,971.69
Totals			880,805.43	2,771,259.63	0.00	2,771,259.63	97,131.65	0.00	0.00	2,674,127.97	977,937.08

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,440,576.07
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,784,922.44	Master Servicing Fee	7,165.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,209.71
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	302.72
ARD Interest	0.00	Operating Advisor Fee	1,774.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,784,922.44	Total Fees	13,662.80

Principal		Expenses/Reimbursements
Scheduled Principal	766,448.10	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	82,723.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,408.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	766,448.10	Total Expenses/Reimbursements	97,131.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,674,127.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	766,448.10
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,440,576.07
Total Funds Collected	3,551,370.54	Total Funds Distributed	3,551,370.52

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	726,527,901.14	726,527,901.14	Beginning Certificate Balance	726,527,900.97
(-) Scheduled Principal Collections	766,448.10	766,448.10	(-) Principal Distributions	766,448.10
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	725,761,453.04	725,761,453.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	728,064,339.14	728,064,339.14	Ending Certificate Balance	725,761,452.87
Ending Actual Collateral Balance	727,414,452.85	727,414,452.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.17)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.17)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP
	7,499,999 or less	10	48,086,510.68	6.63%	51	4.7902	1.683718	1.39 or less	13	201,351,525.02	27.74%	52	4.7864	0.809502
7,500,000 to 14,999,999		4	34,444,695.14	4.75%	51	4.7505	1.275633	1.40 to 1.44	1	20,778,508.52	2.86%	54	4.6700	1.418200
15,000,000 to 24,999,999		8	160,623,074.17	22.13%	52	4.7927	1.592818	1.45 to 1.54	3	67,528,894.02	9.30%	52	4.7502	1.545145
25,000,000 to 49,999,999		10	327,163,539.54	45.08%	52	4.5776	1.601728	1.55 to 1.99	11	238,336,813.60	32.84%	52	4.7441	1.725158
50,000,000 to 74,999,999		1	56,576,409.47	7.80%	51	4.9500	1.730200	2.00 to 2.49	2	84,417,518.72	11.63%	52	3.9001	2.397578
	75,000,000 or greater	1	80,000,000.00	11.02%	52	3.8372	2.419300	2.50 to 2.87	2	70,000,000.00	9.65%	52	4.2290	2.539257
	Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123	2.88 or greater	2	24,480,969.12	3.37%	51	4.5302	4.415152
								Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP
							Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP
California	5	107,988,901.71	14.88%	52	4.6722	2.246975
							Industrial	8	20,901,654.67	2.88%	51	4.9300	1.548000
Florida	3	66,333,820.38	9.14%	51	4.9415	1.670523
							Lodging	5	128,113,169.35	17.65%	52	4.9028	1.131832
Georgia	2	34,631,084.43	4.77%	50	4.7573	1.092884
							Mixed Use	4	24,198,822.60	3.33%	51	4.5030	4.023096
Kentucky	1	10,174,622.37	1.40%	51	4.7300	0.986200
							Multi-Family	2	22,978,726.34	3.17%	51	4.8326	1.812016
Louisiana	1	3,940,906.60	0.54%	52	4.9700	1.291500
							Office	9	261,075,462.77	35.97%	52	4.4238	1.921971
Maryland	1	28,107,443.60	3.87%	52	4.2590	0.869600
							Other	1	428,416.75	0.06%	51	4.9300	1.548000
Michigan	4	10,121,333.91	1.39%	51	4.7662	1.391420
							Retail	14	249,197,976.50	34.34%	52	4.5755	1.509023
Minnesota	1	2,747,241.07	0.38%	51	4.7700	1.329800
							Totals	44	725,761,453.04	100.00%	52	4.5996	1.685123
New York	4	161,491,107.00	22.25%	52	4.3423	1.866655

Ohio	1	8,399,336.25	1.16%	53	4.7500	1.131600

Pennsylvania	9	21,330,071.42	2.94%	51	4.9300	1.548000

Rhode Island	1	22,799,479.69	3.14%	53	5.0000	0.091400

South Carolina	1	16,997,757.22	2.34%	51	4.8300	1.309800

Texas	6	116,184,831.05	16.01%	52	4.6959	1.353558

Virginia	1	70,000,000.00	9.65%	52	4.2290	2.553700

Washington	1	18,074,830.39	2.49%	54	4.5300	1.575100

Wisconsin	1	7,571,461.89	1.04%	51	4.8450	1.772000

Totals	44	725,761,453.04	100.00%	52	4.5996	1.685123

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP
	4.4999% or less	5	196,607,443.60	27.09%	52	4.0928	2.464033	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	223,790,627.58	30.84%	51	4.6497	1.462345	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	16	286,496,157.82	39.48%	52	4.8978	1.342076	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	34	706,894,229.00	97.40%	52	4.5954	1.692199
								Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP
	115 months or less	34	706,894,229.00	97.40%	52	4.5954	1.692199	Interest Only	9	257,598,549.27	35.49%	52	4.2640	2.354504
116 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	25	449,295,679.73	61.91%	52	4.7854	1.312474
	Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123	Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	18,867,224.04	2.60%	48	4.7600	NAP				None
Underwriter's Information		3	38,299,274.64	5.28%	52	4.3289	2.322807
	12 months or less	28	599,550,547.69	82.61%	52	4.5703	1.746097
	13 months to 24 months	2	61,472,944.78	8.47%	53	4.9746	0.763815
	25 months or greater	1	7,571,461.89	1.04%	51	4.8450	1.772000
	Totals	35	725,761,453.04	100.00%	52	4.5996	1.685123
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656120497	OF	New York	NY	Actual/360	3.837%	255,812.00	0.00	0.00	N/A	02/06/26	--	80,000,000.00	80,000,000.00	10/06/21
2A	656100513	RT	Williamsburg	VA	Actual/360	4.229%	140,966.67	0.00	0.00	N/A	02/06/26	--	40,000,000.00	40,000,000.00	10/06/21
2B	656100518				Actual/360	4.229%	105,725.00	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	10/06/21
3	305570005	LO	Naples	FL	Actual/360	4.950%	233,734.61	86,527.39	0.00	N/A	01/01/26	--	56,662,936.86	56,576,409.47	10/01/21
4	305731004	LO	Houston	TX	Actual/360	4.800%	148,583.47	65,479.99	0.00	N/A	03/06/26	--	37,145,867.03	37,080,387.04	08/06/20
5	656100528	OF	New York	NY	Actual/360	4.657%	157,173.75	0.00	0.00	N/A	02/06/26	--	40,500,000.00	40,500,000.00	10/06/21
6A	656120485	RT	New York	NY	Actual/360	4.690%	32,436.33	0.00	0.00	N/A	01/06/26	--	8,299,274.63	8,299,274.63	09/06/21
6B	656120486				Actual/360	4.690%	16,218.17	0.00	0.00	N/A	01/06/26	--	4,149,637.32	4,149,637.32	09/06/21
6C	656120507				Actual/360	4.690%	16,218.17	0.00	0.00	N/A	01/06/26	--	4,149,637.32	4,149,637.32	09/06/21
8	305731008	OF	Chatsworth	CA	Actual/360	4.780%	138,593.12	44,616.88	0.00	N/A	04/06/26	--	34,793,252.86	34,748,635.98	10/06/21
9	305191002	OF	Austin	TX	Actual/360	4.593%	122,480.00	0.00	0.00	N/A	12/01/25	--	32,000,000.00	32,000,000.00	10/01/21
10	305731010	OF	San Diego	CA	Actual/360	4.800%	119,188.41	46,081.18	0.00	N/A	03/06/26	--	29,797,103.29	29,751,022.11	10/06/21
11	305591006	RT	Columbus	GA	Actual/360	4.740%	113,347.96	45,570.69	0.00	N/A	12/01/25	--	28,695,686.00	28,650,115.31	10/01/21
12	656100519	RT	Hagerstown	MD	Actual/360	4.259%	99,927.70	47,812.38	0.00	N/A	02/06/26	--	28,155,255.98	28,107,443.60	10/06/21
13	656100508	OF	Frisco	TX	Actual/360	4.695%	103,164.43	41,970.02	0.00	N/A	01/01/26	--	26,367,905.52	26,325,935.50	10/01/21
14	305731014	RT	Brooklyn	NY	Actual/360	5.240%	106,688.98	40,032.49	0.00	N/A	04/06/26	--	24,432,590.23	24,392,557.74	09/06/20
15	305731015	LO	Providence	RI	Actual/360	5.000%	95,160.52	39,044.89	0.00	N/A	03/01/26	--	22,838,524.58	22,799,479.69	10/01/21
16	305731016	Various Various		PA	Actual/360	4.930%	87,784.55	37,365.10	0.00	N/A	01/06/26	--	21,367,436.52	21,330,071.42	10/06/21
17	305731017	RT	Baytown	TX	Actual/360	4.670%	80,990.34	32,713.62	0.00	N/A	04/06/26	--	20,811,222.14	20,778,508.52	10/06/21
18	656100507	MF	Houston	TX	Actual/360	4.760%	74,974.52	33,914.66	0.00	N/A	10/06/25	--	18,901,138.70	18,867,224.04	10/06/21
19	656120505	RT	Burlington	WA	Actual/360	4.530%	68,357.37	33,082.28	0.00	N/A	04/06/26	--	18,107,912.67	18,074,830.39	10/06/21
20	656100492	OF	Los Angeles	CA	Actual/360	4.500%	66,665.43	27,578.04	0.00	N/A	12/06/25	--	17,777,447.23	17,749,869.19	10/06/21
21	305731021	MU	San Jose	CA	Actual/360	4.430%	68,295.83	0.00	0.00	N/A	01/06/26	--	18,500,000.00	18,500,000.00	10/06/21
22	305731022	MF	Mount Pleasant	SC	Actual/360	4.830%	68,516.07	24,868.36	0.00	N/A	01/06/26	--	17,022,625.58	16,997,757.22	10/06/21
23	656100512	RT	Danville	KY	Actual/360	4.730%	40,177.39	18,372.39	0.00	N/A	01/06/26	--	10,192,994.76	10,174,622.37	10/06/21
24	305731024	RT	Sugarcreek Township	OH	Actual/360	4.750%	33,306.53	14,945.85	0.00	N/A	03/01/26	--	8,414,282.10	8,399,336.25	10/01/21
25	305731025	LO	Chula Vista	CA	Actual/360	4.670%	28,224.30	13,122.59	0.00	N/A	02/06/26	--	7,252,497.02	7,239,374.43	10/06/21
26	305731026	RT	Madison	WI	Actual/360	4.845%	30,614.39	11,049.33	0.00	N/A	01/06/26	--	7,582,511.22	7,571,461.89	04/06/19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	305731027	MF	Mableton	GA	Actual/360	4.840%	24,166.08	10,621.59	0.00	N/A	01/06/26	--	5,991,590.71	5,980,969.12	10/06/21
28	305731028	MU	Northville	MI	Actual/360	4.740%	22,550.94	10,274.88	0.00	N/A	01/06/26	--	5,709,097.48	5,698,822.60	10/06/21
29	656100511	RT	Tampa	FL	Actual/360	4.770%	21,264.17	9,584.19	0.00	N/A	01/06/26	--	5,349,476.38	5,339,892.19	10/06/21
30	305731030	RT	Clarkston	MI	Actual/360	4.800%	17,735.99	11,486.86	0.00	N/A	01/06/26	--	4,433,998.17	4,422,511.31	10/06/21
31	656120489	LO	Venice	FL	Actual/360	5.040%	18,585.37	7,569.17	0.00	N/A	02/06/26	--	4,425,087.89	4,417,518.72	10/06/21
32	656120490	RT	Scott	LA	Actual/360	4.970%	16,345.13	5,602.82	0.00	N/A	02/06/26	--	3,946,509.42	3,940,906.60	10/06/21
33	305731033	RT	Apple Valley	MN	Actual/360	4.770%	10,948.75	7,160.46	0.00	N/A	01/06/26	--	2,754,401.53	2,747,241.07	10/06/21
Totals							2,784,922.44	766,448.10	0.00				726,527,901.14	725,761,453.04
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	94,081,236.00	29,256,485.19	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	20,531,368.16	10,674,994.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,064,331.82	20,492,336.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,044,225.00	2,066,259.88	10/01/19	09/30/20	05/06/21	9,363,668.98	266,959.29	176,267.05	2,692,662.52	0.00	0.00
5	72,125,901.79	34,134,938.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	6,459,281.68	3,502,168.00	01/01/21	06/30/21	--	0.00	0.00	182,929.61	182,929.61	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	91,464.79	91,464.79	0.00	0.00
6C	0.00	0.00	--	--	--	0.00	0.00	91,464.79	91,464.79	0.00	0.00
8	4,586,866.30	2,071,462.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	21,530,049.68	8,450,296.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,390,090.00	1,745,979.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,964,880.99	1,684,880.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,305,222.44	2,343,652.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,366,741.05	3,067,636.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,243,815.00	885,931.00	01/01/20	06/30/20	05/06/21	6,154,905.06	191,575.49	119,620.27	1,689,307.19	0.00	0.00
15	245,754.22	501,096.15	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,568,939.20	1,286,896.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,133,993.00	1,019,077.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,938,758.39	1,043,294.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,551,325.96	1,038,423.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,301,273.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,526,227.85	751,658.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,031,841.77	386,165.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	830,815.98	360,537.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	494,469.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	783,187.00	0.00	--	--	02/08/21	4,576,039.19	307,260.89	23,129.31	955,664.65	425,659.57	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,109,844.82	702,238.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	801,748.07	323,485.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	243,161.77	159,222.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	513,350.41	242,917.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	541,303.64	702,077.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	306,601.00	202,675.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	289,000.00	144,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	277,411,136.08	129,735,755.24				20,094,613.23	765,795.67	684,875.82	5,703,493.55	425,659.57	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	3	69,044,406.67	1	7,571,461.89	0	0.00	0	0.00	0	0.00	0		4.599641%	4.547573%	52
09/13/21	0	0.00	0	0.00	3	69,160,968.48	1	7,582,511.22	0	0.00	0	0.00	0	0.00	0	0.00	4.599833%	4.547756%	53
08/12/21	0	0.00	0	0.00	3	69,267,546.06	1	7,592,498.40	0	0.00	0	0.00	0	0.00	0	0.00	4.600007%	4.547922%	54
07/12/21	0	0.00	4	44,842,281.15	3	69,373,670.92	1	7,602,444.09	0	0.00	3	69,373,670.92	0	0.00	0	0.00	4.600181%	4.548087%	55
06/11/21	4	44,889,611.53	0	0.00	3	69,488,878.86	1	7,613,368.83	0	0.00	0	0.00	3	20,439,400.67	0	0.00	4.600370%	4.548266%	56
05/12/21	0	0.00	0	0.00	3	69,594,063.40	1	7,623,227.81	0	0.00	0	0.00	0	0.00	0	0.00	4.602980%	4.544900%	57
04/12/21	3	37,037,949.94	0	0.00	3	69,708,365.13	1	7,634,068.98	0	0.00	0	0.00	0	0.00	0	0.00	4.603159%	4.535623%	58
03/12/21	0	0.00	0	0.00	3	69,812,617.21	1	7,643,841.95	0	0.00	0	0.00	0	0.00	0	0.00	4.603313%	4.535766%	59
02/12/21	0	0.00	0	0.00	3	69,945,215.79	1	7,656,652.85	0	0.00	0	0.00	0	0.00	0	0.00	4.618473%	4.564717%	57
01/12/21	0	0.00	0	0.00	4	98,567,955.52	1	7,666,331.99	0	0.00	0	0.00	0	0.00	0	0.00	4.618605%	4.564827%	58
12/11/20	0	0.00	0	0.00	4	98,713,750.59	1	7,675,970.92	0	0.00	1	28,562,482.05	0	0.00	0	0.00	4.618736%	4.564937%	59
11/13/20	0	0.00	2	66,893,952.97	3	61,104,868.78	1	7,686,599.99	0	0.00	0	0.00	0	0.00	0	0.00	4.618880%	4.565057%	60
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	305731004	08/06/20	13	6	176,267.05	2,692,662.52	1,373,495.79	37,944,556.33	11/05/20	13
6A	656120485	09/06/21	0	B	182,929.61	182,929.61	8,000.00	8,299,274.63	03/03/21	13
6B	656120486	09/06/21	0	B	91,464.79	91,464.79	0.00	4,149,637.32	03/03/21	13
6C	656120507	09/06/21	0	B	91,464.79	91,464.79	0.00	4,149,637.32	03/03/21	13
14	305731014	09/06/20	12	6	119,620.27	1,689,307.19	26,663.05	24,882,271.44	10/20/20	2
26	305731026	04/06/19	29	6	23,129.31	955,664.65	874,309.79	7,870,578.71	07/11/19	13		02/18/20
Totals					684,875.82	5,703,493.55	2,282,468.63	87,295,955.75
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		18,867,224	18,867,224	0		0
49 - 60 Months		706,894,229	637,849,822	61,472,945		7,571,462
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	725,761,453	656,717,046	0	0	69,044,407	0
Sep-21	726,527,901	657,366,933	0	0	69,160,968	0
Aug-21	727,229,142	657,961,596	0	0	69,267,546	0
Jul-21	727,927,509	613,711,557	0	44,842,281	61,771,227	7,602,444
Jun-21	728,685,361	614,306,870	44,889,612	0	61,875,510	7,613,369
May-21	749,817,157	680,223,093	0	0	61,970,836	7,623,228
Apr-21	750,569,253	643,822,938	37,037,950	0	62,074,296	7,634,069
Mar-21	751,214,294	681,401,677	0	0	62,168,775	7,643,842
Feb-21	787,033,453	717,088,237	0	0	62,288,563	7,656,653
Jan-21	787,674,933	689,106,978	0	0	90,901,624	7,666,332
Dec-20	788,313,784	689,600,034	0	0	91,037,780	7,675,971
Nov-20	789,008,383	661,009,561	0	66,893,953	53,418,269	7,686,600
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	305731004	37,080,387.04	37,944,556.33	56,000,000.00	03/17/21	1,641,939.88	0.63910	09/30/20	03/06/26	292
6A	656120485	8,299,274.63	8,299,274.63	261,000,000.00	05/19/21	3,496,314.00	1.32340	06/30/21	01/06/26	I/O
6B	656120486	4,149,637.32	4,149,637.32		05/19/21	2,533,926.00	1.61000	10/31/15	01/06/26	I/O
6C	656120507	4,149,637.32	4,149,637.32		05/19/21	2,533,926.00	1.61000	10/31/15	01/06/26	I/O
14	305731014	24,392,557.74	24,882,271.44	49,000,000.00	12/14/15	839,329.00	0.95340	06/30/20	04/06/26	293
26	305731026	7,571,461.89	7,870,578.71	4,900,000.00	11/25/19	687,700.00	1.77200	12/31/18	01/06/26	293
Totals		85,642,955.94	87,295,955.75	370,900,000.00		11,733,134.88

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	305731004	LO	TX	11/05/20	13

9/8/2021 - Loan transferred to special servicing 11/5/20 for 60-day delinquency. Cash flow is not sufficient to support operations or debt service and borrower indicated they are not willing to fund shortfalls going forward. Borrower paid Marriott franchise  fees current, satisfied mechanic's lien, and consented to appointment of a receiver in exchange for release of obligations. GF Hotels appointed as receiver 4/20/2021; working to stabilize operations and address capital needs. July,

2021 expected full month forecast is 44.94% occ versus sub 35% occ in April 2021. Midland evaluating ongoing capex projects, receivership performance of the hotel, and potential timing for a receivership sale.

6A	656120485	RT	NY	03/03/21	13

9/15/2021 - Loan transferred to Special Servicing 3/3/2021. Subject note is the lead pari-passu note of a $120MM whole note secured by a six story retail building located in the SoHo District of New York City. Property is currently 74.88%

	occupied by

two tenants - Konrad Group LP (30,279 SF, 39.18% NRA, exp 1/31/2033) and Target (27,600 SF, 35.70% NRA, exp 1/31/2038). Target recently executed a new lease at the property and is currently in the process of building out their space. They plan to take occupancy at the property in June 2021 and will begin paying rents in April 2022. Borrower and Lender have entered into a third modification of the loan, whereby former tenant Abercrombie & Fitch has provided a termination payment to Lender to be applied as a principal curtailment of the loan. The lead and companion notes have been paid down pro-rata, with the loan paid current to the August 2021 payment. Loan will be monitored and returned to

	Master Servicing in September.
6B	656120486	Various	Various	03/03/21	13

9/15/2021 - Loan transferred to Special Servicing 3/3/2021. Property is currently 74.88% occupied by two tenants - Konrad Group LP (30,279 SF, 39.18% NRA, exp 1/31/2033) and Target (27,600 SF, 35.70% NRA, exp 1/31/2038). Target

recently executed a new lea se at the property and is currently in the process of building out their space. They plan to take occupancy at the property in June 2021 and will begin paying rents in April 2022. Borrower and Lender have entered into a third modification of the loan, whereby former tenant Abercrombie & Fitch has provided a termination payment to Lender to be applied as a principal curtailment of the loan. Each of the companion notes have been paid down pro-rata, with the

	loan paid current to the August 2021 payment. Loan will be monitored and returned to Master Servicing in September.
6C	656120507	Various	Various	03/03/21	13

9/15/2021 - Loan transferred to Special Servicing 3/3/2021. Property is currently 74.88% occupied by two tenants - Konrad Group LP (30,279 SF, 39.18% NRA, exp 1/31/2033) and Target (27,600 SF, 35.70% NRA, exp 1/31/2038). Target

recently executed a new lea se at the property and is currently in the process of building out their space. They plan to take occupancy at the property in June 2021 and will begin paying rents in April 2022. Borrower and Lender have entered into a third modification of the loan, whereby former tenant Abercrombie & Fitch has provided a termination payment to Lender to be applied as a principal curtailment of the loan. Each of the companion notes have been paid down pro-rata, with the

	loan paid current to the August 2021 payment. Loan will be monitored and returned to Master Servicing in September.
14	305731014	RT	NY	10/20/20	2

09/10/21: Loan transferred to SS on 10/20/20 for payment default (next due for 08/06/20). Loan is secured by a 78,324 sf, 14-screen movie theater and adjacent parking deck in Brooklyn, NY. Property is 100% leased to Regal Cinemas, which was closed due to the government-forced COVID shutdowns and lack of new film releases. Legal counsel has been engaged. NOD issued 11/18/20.Acceptable proposal has yet to be received. Separate demand for payment of Maximum

Go-Dark Recourse Amount issued 12/09/20 and a complaint was subsequently filed against guarantor for failure to remit Maximum Go-Dark Recourse Amount. Pre-motion conference requested seeking leave to move for summary judgment.

	Conference scheduled for 10/21/21.
26	305731026	RT	WI	07/11/19	13

10/1/2021 - Loan transferred to Special Servicing 7/9/2019 due to payment default. Property was single tenant net leased to ShopKo who filed for Bankruptcy at the end of January 2019. Tenant fully vacated the premises at the end of April 2019 and ren t ceased completely. At transfer the Loan was > 60 days delinquent. PNL has been executed. Foreclosure has been filed and a Receiver was appointed on 6/22/20. A Motion for Summary Judgment was filed and the Judge granted partial summary judgment providing for an order for foreclosure and order for replevin against the borrower, but the amount of the judgment would need to be determined at trial. Court also found that the claims against the Guarantor are viable, but ultimately would need to be determined at trial; however, borrower has recently agreed to settlement terms to allow for a receiver's sale or for Lender to foreclose, at Lender's discretion.

								Formal Lender consent is being sought for
	the settlement and litigation is stayed pending Lender approval of the settlement terms.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6A	656120485	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6A	656120485	18,518,974.96	4.69000%	18,518,974.96	4.69000%	8	07/05/19	07/06/19	06/21/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6B	656120486	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6C	656120507	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
12	656100519	0.00	4.25900%	0.00	4.25900%	8	08/28/20	05/01/20	--
15	305731015	0.00	5.00000%	0.00	5.00000%	10	06/01/20	06/01/20	06/08/20
15	305731015	23,207,769.40	5.00000%	23,207,769.40	5.00000%	10	06/08/20	06/01/20	06/01/20
Totals		60,245,719.34		60,245,719.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,738.72	0.00	0.00	37,415.66	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,090.12	0.00	0.00	26,850.77	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	1,579.69	0.00	0.00	18,456.69	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,408.53	0.00	0.00	82,723.12	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		97,131.65

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27